Segments (Narrative) (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2016 reporting_unit	Jun. 30, 2016 USD ($)	Jun. 30, 2016 operating_segment	Jun. 30, 2015 operating_segment
Segment Reporting Information [Line Items]
Number of operating segments (in operating segment)	3		3	1
DDGG
Segment Reporting Information [Line Items]
Transfers to DDGG subsidiary		$ 857
Purchase price commitment		$ 500